UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC, GP of North Run Capital, LP
Phone:     617.310.6130

Signature, Place, and Date of Signing:

     Thomas B. Ellis     Boston, Massachusetts     August 15, 2005
     Todd B. Hammer      Boston, Massachusetts     August 15, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $321,070 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC ENTERPRISES INC            COM              00104Q107     2698   204700 SH       SOLE                   204700
ALLEGHENY ENERGY INC           COM              017361106    22698   900000 SH       SOLE                   900000
BEARINGPOINT INC               COM              074002106    18932  2582800 SH       SOLE                  2582800
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    12254   312200 SH       SOLE                   312200
COUNTRYWIDE FINANCIAL CORP     COM              222372104    14660   379700 SH       SOLE                   379700
DEL MONTE FOODS CO             COM              24522P103    12517  1162200 SH       SOLE                  1162200
DELTA FINANCIAL CORP           COM              247918105      767    80600 SH       SOLE                    80600
DEX MEDIA INC                  COM              25212E100     7660   313800 SH       SOLE                   313800
DYCOM INDS INC                 COM              267475101     8774   442900 SH       SOLE                   442900
FIDELITY NATL FINL INC         COM              316326107    18366   514600 SH       SOLE                   514600
IDT CORP                       CL B             448947309    17345  1318000 SH       SOLE                  1318000
INVESTOOLS INC                 COM              46145P103     7795  2239900 SH       SOLE                  2239900
MASTEC INC                     COM              576323109    21384  2430000 SH       SOLE                  2430000
MCDERMOTT INTL INC             COM              580037109    16853   802500 SH       SOLE                   802500
MI DEVS INC                    CL A SUB VTG     55304X104    17554   556400 SH       SOLE                   556400
QUADRAMED CORP                 COM              74730W101     1951  1121500 SH       SOLE                  1121500
RELIANT ENERGY INC             COM              75952B105    30950  2500000 SH       SOLE                  2500000
SUNTERRA CORP                  COM NEW          86787D208     2126   131134 SH       SOLE                   131134
TARRAGON CORP                  COM              876287103    28192  1116500 SH       SOLE                  1116500
THERMA-WAVE INC                COM              88343A108     4284  1800000 SH       SOLE                  1800000
UNITED RETAIL GROUP INC        COM              911380103     9603  1247198 SH       SOLE                  1247198
USA MOBILITY INC               COM              90341G103    21040   716638 SH       SOLE                   716638
WASHINGTON GROUP INTL INC      COM NEW          938862208    22667   443409 SH       SOLE                   443409